Commitments and Contingencies (Details) - USD ($)			6 Months Ended	12 Months Ended
	May 04, 2023	Nov. 08, 2021	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies
Deferred underwriting discount			$ 12,075,000	$ 12,075,000		$ 12,075,000
Contingent fees			2,516,000	1,000	$ 0	$ 0
Accrued fees			$ 2,500,000
Stockholders of number of shares who exercised their right to redeem shares	30,460,066		30,460,066
Aggregate amount in Trust Account			$ 317,387,323
Excise tax liability (in percent)			1.00%
Excise tax payable			$ 3,173,873
Cash underwriting discount		$ 6,900,000
Capital Markets Advisor Fee
Commitments and Contingencies
Business combination capital markets advisor fee			$ 2,500,000	$ 0
IPO
Commitments and Contingencies
Deferred underwriting discount (in percentage)		3.50%
Deferred underwriting discount		$ 12,075,000
Cash underwriting discount		$ 6,900,000
Cash underwriting discount per unit		$ 0.20